FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
12	FINANCIAL INSTRUMENTS

The fair values of cash, pledged bank deposits, accounts receivable, accounts payable, bills payable, accrued expenses and other payables, and amounts due to related parties approximate their respective carrying amounts due to their short-term nature. The fair values of long-term loans approximate their carrying values as all the borrowings carry variable interest rates which approximate rates currently offered by the Group's bankers for similar debt instruments of comparable maturities

The following table summarizes the carrying amounts and the estimated fair values of the Group's short-term and long-term bank loans, short-term investment and borrowings from related parties:

	December 31,
	2011		2012
	Carrying amount	Fair value	Carrying amount	Fair value

Short-term bank loans	334,686	334,686	130,015	130,015
Borrowings from related parties	1,388	1,388	752	752
Short-term investment	10,000	10,083	-	-
Long-term bank loans	-	-	121,381	121,381

The fair values were estimated by discounting the future cash flows using interest rates which approximate the rate for which financial institutions would charge borrowers with similar credit ratings and remaining maturities.